Non-Financial Assets	6 Months Ended
Jun. 30, 2024
Non-Financial Assets
Non-Financial Assets

12.Non-Financial Assets

Non-financial assets are as follows:

In € thousand	June 30, 2024	December 31, 2023
Advance payments	16,110	7,998
Prepaid expenses	1,262	1,771
Other non-current non-financial assets	333	—
Total non-current non-financial assets	17,705	9,769
Value added tax claims	5,224	6,072
Prepaid expenses	15,603	16,299
Other current non-financial assets	402	410
Total current non-financial assets	21,229	22,781
Total non-financial assets	38,934	32,550

Advance payments are payments made for the acquisition of fixed assets amounting to €16,110 thousand (2023: €7,998 thousand).